Rockefeller Opportunistic Municipal Bond ETF

Schedule of Investments

April 30, 2026 (Unaudited)

MUNICIPAL BONDS & NOTES - 113.5%	Rate	Maturity Date	Principal Amount	Value
Alabama - 0.8%
Black Belt Energy Gas District, Call 07/01/35	5.00%	10/01/2035	$3,000,000	$3,010,827

Arizona - 3.3%
Arizona Industrial Development Authority, Call 07/01/27(a)(b)(c)	5.75%	07/01/2047	110,000	105,905
Arizona Industrial Development Authority, Call 07/01/27(a)(b)(c)	5.88%	07/01/2052	105,000	99,540
Arizona Industrial Development Authority, Call 02/01/32(a)(b)(c)	6.88%	02/01/2065	1,000,000	1,001,802
Estrella Mountain Ranch Community Facilities District, SA, Call 07/01/35(a)	5.80%	07/01/2049	450,000	450,590
Industrial Development Authority of the City of Phoenix, Call 12/01/33(a)(b)	5.25%	12/01/2060	4,000,000	3,791,359
Industrial Development Authority of the County of Pima, Call 11/01/27(a)(c)	6.50%	11/01/2047	970,000	945,270
La Paz County Industrial Development Authority, Call 02/15/28(a)	5.00%	02/15/2048	50,000	48,391
Maricopa County & Phoenix Industrial Development Authorities, GNMA, FNMA, FHLMC, Call 03/01/33(a)	6.25%	03/01/2055	275,000	305,819
Sierra Vista Industrial Development Authority, Call 06/15/31(a)(b)(c)	5.75%	06/15/2064	3,450,000	3,232,199
Superstition Vistas Community Facilities District No. 1, SA, Call 07/01/36(a)	6.00%	07/01/2050	802,000	785,555
Superstition Vistas Community Facilities District No. 2, SA, Call 07/01/36(a)	6.13%	07/01/2050	896,000	903,430
				11,669,860

Arkansas - 0.5%
Arkansas Development Finance Authority, GNMA, FNMA, FHLMC, Call 07/01/33(a)	5.00%	01/01/2055	970,000	1,024,742
Fayetteville Public Facilities Board, Call 12/01/33(a)	5.50%	12/01/2054	500,000	509,427
Pulaski County Public Facilities Board, Call 06/08/26	5.00%	12/01/2031	5,000	5,005
Pulaski County Public Facilities Board, Call 06/08/26(a)	5.00%	12/01/2042	210,000	210,163
				1,749,337

California - 9.6%
California County Tobacco Securitization Agency, Call 05/24/26(d)	0.00%	06/01/2046	3,750,000	1,038,847
California County Tobacco Securitization Agency, Call 06/08/26(b)	6.00%	06/01/2042	265,000	265,413

California Infrastructure & Economic Development Bank, Call 07/01/31(a)(b)(c)	5.13%	07/01/2054	$1,200,000	$1,114,806
California Infrastructure & Economic Development Bank, Call 07/01/31(a)(b)(c)	5.25%	07/01/2064	500,000	463,488
California Municipal Finance Authority, Call 11/01/34(a)(c)	5.38%	11/01/2045	775,000	799,880
California Public Finance Authority, Call 06/01/31(a)(b)	6.38%	06/01/2059	1,500,000	1,390,146
California Public Finance Authority, Call 03/01/32(a)(b)(c)	6.63%	03/01/2065	2,465,000	2,531,419
California Public Finance Authority, Call 06/01/32(a)(b)(c)	6.63%	06/01/2065	1,430,000	1,511,582
California Statewide Financing Authority, Call 06/08/26(b)	6.00%	05/01/2043	200,000	200,467
City of Los Angeles Department of Airports, Call 05/15/35(a)(c)(e)	11.55%	05/15/2055	8,000,000	8,569,200
San Francisco City & County Airport Comm-San Francisco International Airport, Call 05/01/35(a)(c)(e)	11.05%	05/01/2055	10,000,000	10,934,600
San Francisco City & County Airport Comm-San Francisco International Airport, Call 05/01/35(a)	5.25%	05/01/2055	1,000,000	1,043,007
San Francisco City & County Redevelopment Agency Successor Agency, TAR, Call 06/08/26(a)	5.00%	08/01/2043	60,000	60,046
Silicon Valley Tobacco Securitization Authority, Call 06/08/26(d)	0.00%	06/01/2036	4,000,000	2,286,317
Washington Township Health Care District, GO, Call 05/29/26(a)(b)	5.00%	08/01/2043	105,000	105,042
				34,314,260

Colorado - 6.7%
Baseline Metropolitan District No. 1, GO, Call 12/01/29	6.75%	12/15/2054	1,000,000	1,007,010
Bent Grass Metropolitan District, GO, Call 12/01/30(a)(c)	5.75%	12/01/2054	1,000,000	1,027,737
Canyons Metropolitan District No. 5, GO, Call 12/01/29	6.50%	12/15/2054	750,000	751,387
Colorado Educational & Cultural Facilities Authority, Call 07/01/35(a)(b)(c)	6.00%	07/01/2055	2,525,000	2,558,188
Colorado Health Facilities Authority, Call 06/08/26(a)	5.00%	05/15/2045	135,000	135,068
Colorado Health Facilities Authority, Call 06/15/35(a)	7.00%	06/15/2055	4,150,000	4,054,121
Colorado State University Research Foundation, Call 03/01/36(a)(b)(c)	5.50%	03/01/2065	750,000	742,544
Cottonwood Creek Metropolitan District No. 5, GO, Call 09/01/30(a)(c)	0.00%	12/01/2055	1,000,000	804,691
Creekwalk Marketplace Business Improvement District, Call 12/01/29(a)	6.00%	12/01/2054	875,000	878,966
Crowfoot Valley Ranch Metropolitan District No. 2, GO, Call 12/01/29	6.13%	12/15/2054	1,000,000	979,819
Dominion Water & Sanitation District, Call 12/01/28(a)	5.88%	12/01/2052	1,600,000	1,646,427
Green Valley Ranch East Metropolitan District No. 9, GO, Call 12/01/30(a)	0.00%	12/01/2055	995,000	817,190
Palisade Metropolitan District No. 2, Call 12/01/29(a)(c)	5.88%	12/15/2054	1,000,000	989,263
Piney Lake Trails Metropolitan District No. 1, GO, Call 12/01/33(a)	5.88%	12/01/2055	645,000	650,376
Pinnacle Farms Metropolitan District No. 1, GO, Call 09/01/30(c)	8.75%	12/15/2055	1,051,000	1,052,494
Sky Dance Metropolitan District No. 2, GO, Call 12/01/29(a)	6.00%	12/01/2054	750,000	757,058

Sky Ranch Community Authority Board, GO, Call 12/01/29	6.50%	12/15/2054	$546,000	$547,009
St. Vrain Lakes Metropolitan District No. 2, GO, Call 12/01/29	6.38%	11/15/2054	500,000	500,306
St. Vrain Lakes Metropolitan District No. 4, GO, Call 09/01/29(a)(c)	0.00%	09/20/2054	1,000,000	741,822
Sterling Ranch Community Authority Board, Call 12/01/30	6.88%	12/15/2055	550,000	554,401
Trevenna Metropolitan District, GO, Call 12/01/29(a)	5.75%	12/01/2054	505,000	495,611
Vail Home Partners Corp., Call 04/01/35(a)(b)(c)	5.88%	10/01/2055	500,000	511,816
Village Metropolitan District, GO, Call 09/01/30(a)(b)	5.75%	12/01/2055	1,000,000	1,012,011
Weems Neighborhood Metropolitan District, GO, Call 06/01/30(a)(c)	5.88%	12/01/2055	800,000	818,916
				24,034,231

Connecticut - 0.6%
Stamford Housing Authority, Call 10/01/32(a)	6.50%	10/01/2055	1,000,000	1,034,279
Stamford Housing Authority, Call 10/01/32(a)(b)	6.25%	10/01/2060	1,000,000	1,011,517
				2,045,796

Delaware - 1.1%
Delaware State Economic Development Authority, AG, Call 06/08/26(a)	5.00%	10/01/2039	50,000	50,076
Delaware State Economic Development Authority, Call 06/08/26(a)	5.00%	10/01/2036	305,000	302,782
Delaware State Economic Development Authority, Call 07/01/32(a)(b)(c)	6.00%	07/01/2065	1,465,000	1,471,802
Delaware Transportation Authority, Call 05/29/26(a)	5.00%	06/01/2055	2,000,000	1,984,573
				3,809,233

District of Columbia - 3.1%
Washington Metropolitan Area Transit Authority Dedicated Revenue, Call 07/15/33(a)(c)(e)	10.54%	07/15/2053	10,640,000	11,105,713

Florida - 10.3%
Alachua County Health Facilities Authority, Call 06/08/26(a)	5.00%	12/01/2044	710,000	710,403
Babcock Ranch Community Independent Special District, SA, Call 05/01/35(a)(c)	5.25%	05/01/2055	1,000,000	983,971
Capital Projects Finance Authority, Call 06/15/29(a)(c)	5.00%	06/15/2054	500,000	455,138
Capital Projects Finance Authority, Call 06/15/30(a)(b)(c)	6.75%	06/15/2065	2,000,000	2,010,313
Capital Projects Finance Authority, Call 03/01/32(a)(b)(c)	7.13%	01/01/2065	2,000,000	2,067,536
Capital Trust Authority, Call 12/01/29(a)(c)	6.88%	12/01/2044	1,000,000	1,055,304
Capital Trust Authority, Call 06/15/30(a)(b)(c)	5.25%	06/15/2059	500,000	456,806
Capital Trust Authority, Call 07/01/31(a)(c)	5.25%	07/01/2054	1,500,000	1,345,978
Capital Trust Authority, Call 07/01/31(a)(c)	5.25%	07/01/2059	1,000,000	888,304
Capital Trust Authority, Call 06/01/32(a)(c)	5.00%	06/01/2054	250,000	230,569
Charlotte County Industrial Development Authority, Call 10/01/33(a)(c)	6.13%	10/01/2055	500,000	516,496
City of Lake Helen, Call 07/15/28(a)(b)(c)	5.38%	07/15/2038	700,000	692,380
City of Venice, Call 01/01/32(a)(c)	5.63%	01/01/2060	750,000	744,641

County of Miami-Dade Water & Sewer System Revenue, Call 10/01/35(a)	5.00%	10/01/2055	$10,000,000	$10,326,073
Edgewater West Community Development District, SA, Call 11/01/34(a)(b)	5.50%	05/01/2054	1,000,000	980,678
Florida Development Finance Corp., Call 06/30/28(a)(c)	4.00%	06/30/2056	705,000	480,655
Florida Higher Educational Facilities Financing Authority, Call 07/01/33(a)(c)	6.25%	07/01/2055	2,000,000	2,021,428
Florida Local Government Finance Commission, Call 06/15/32(a)(b)(c)	6.13%	06/15/2065	1,500,000	1,514,456
Florida Local Government Finance Commission, Call 07/01/32(a)(b)(c)	6.00%	07/01/2060	1,000,000	1,010,274
Florida Local Government Finance Commission, Call 11/15/32(a)(b)(c)	6.88%	11/15/2064	1,165,000	1,217,348
Florida Local Government Finance Commission, Call 10/01/33(a)(b)	5.88%	10/01/2061	355,000	347,871
Gas Worx Community Development District, SA, Call 11/01/35(a)(c)	6.00%	05/01/2057	1,195,000	1,217,316
Highlands County School Board, BAM, Call 06/08/26(a)	5.00%	09/01/2041	50,000	50,060
Hillsborough County Aviation Authority Customer Facility Charge, Call 06/03/26(a)	5.00%	10/01/2044	90,000	90,056
Miami-Dade County Expressway Authority, Call 06/08/26(a)(b)	5.00%	07/01/2040	480,000	480,337
Miami-Dade County Industrial Development Authority, Call 07/01/29(a)(b)(c)	5.50%	07/01/2061	1,185,000	1,083,658
Normandy Community Development District, SA, Call 11/01/34(a)(b)(c)	5.55%	05/01/2054	95,000	90,745
Palm Beach County Health Facilities Authority, Call 05/15/30(a)(b)	7.50%	05/15/2053	135,000	149,659
Palm Beach County Health Facilities Authority, Call 05/15/30(a)(b)	7.63%	05/15/2058	285,000	315,808
Parrish Lakes II Community Development District, SA, Call 11/01/34(a)(c)	5.45%	05/01/2054	1,260,000	1,214,821
Pioneer Ranch Community Development District, SA, Call 11/01/34(a)(c)	5.30%	05/01/2055	955,000	923,507
Poitras East Community Development District, SA, Call 05/01/35(a)	6.10%	05/01/2055	855,000	872,216
				36,544,805

Georgia - 0.6%
Atlanta Development Authority, TAR, Call 04/01/29(c)	5.50%	04/01/2039	1,000,000	1,022,888
Development Authority for Fulton County, Call 06/08/26(a)	5.00%	07/01/2044	1,000,000	1,003,164
				2,026,052

Hawaii - 2.1%
State of Hawaii Airports System Revenue, Call 07/01/35(a)(c)(e)	11.33%	07/01/2054	6,985,000	7,394,391

Idaho - 0.7%
Avimor Community Infrastructure District No. 1, SA, Call 12/01/29(a)(c)	5.50%	09/01/2053	$1,000,000	$1,000,996
Power County Industrial Development Corp., Call 06/08/26	6.45%	08/01/2032	1,500,000	1,505,243
				2,506,239

Illinois - 1.9%
Chicago Board of Education, BAM, GO, Call 06/08/26(a)	5.00%	12/01/2042	100,000	100,089
City of Burbank, Call 02/01/33(a)(c)	6.25%	02/01/2056	1,265,000	1,273,188
County of Cook, Call 01/01/35(a)	6.50%	01/01/2045	1,500,000	1,535,837
Illinois Finance Authority, Call 06/08/26	5.00%	11/15/2027	10,000	10,010
Illinois Finance Authority, Call 06/08/26(a)(b)	5.25%	05/15/2054	1,000,000	830,913
Illinois Finance Authority, Call 08/01/32(a)(b)(c)	6.38%	08/01/2055	1,900,000	1,937,849
Illinois State Toll Highway Authority, Call 06/08/26	5.00%	01/01/2031	120,000	120,213
Upper Illinois River Valley Development Authority, Call 12/01/34(a)(c)	6.00%	12/01/2055	1,000,000	1,007,472
West Chicago Fire Protection District, NATL, GO, Call 06/08/26	5.00%	01/01/2033	100,000	100,070
				6,915,641

Indiana - 4.3%
City of Evansville, Call 06/13/26(a)	5.45%	01/01/2038	1,070,000	1,019,415
City of Fort Wayne, Call 06/08/26(a)	5.35%	01/01/2038	715,000	676,987
City of Lafayette, Call 07/01/26(a)	5.60%	01/01/2033	400,000	400,028
City of Lafayette, Call 07/01/26(a)	5.80%	01/01/2037	1,000,000	1,000,632
City of Mishawaka, Call 06/08/26(a)(c)	5.38%	01/01/2038	920,000	900,152
City of Valparaiso, Call 12/01/28(a)(c)	5.38%	12/01/2041	750,000	693,174
Indiana Finance Authority, Call 05/29/26(a)	5.00%	11/01/2041	1,845,000	1,846,457
Indiana Housing & Community Development Authority, Call 06/08/26(a)	5.75%	01/01/2036	2,500,000	2,499,942
Indiana Housing & Community Development Authority, Call 06/08/26(a)	5.50%	01/01/2037	1,900,000	1,899,955
Indiana Housing & Community Development Authority, Call 01/01/33(a)	6.75%	01/01/2043	2,650,000	2,430,722
Town of Merrillville, Call 06/08/26(a)	5.75%	04/01/2036	945,000	944,903
Town of Whitestown, TAR, Call 09/01/35(a)(c)	6.00%	09/01/2050	1,085,000	1,087,200
				15,399,567

Iowa - 0.8%
Iowa Finance Authority, Call 05/29/26(a)	5.00%	05/15/2047	90,000	87,427
Iowa Finance Authority, Call 05/15/30(a)(b)	7.50%	05/15/2053	935,000	1,032,906
Iowa Finance Authority, Call 05/15/31(a)(b)	5.13%	05/15/2059	1,450,000	1,362,909
Iowa Finance Authority, Call 11/01/41(a)(c)	6.00%	11/01/2042	500,000	506,100
				2,989,342

Kansas - 3.3%
City of Wichita, Call 05/15/31(a)	5.75%	05/15/2045	225,000	225,660
City of Wichita, Call 06/01/32(a)	6.75%	06/01/2060	575,000	588,571

University of Kansas Hospital Authority Health Facilities Revenue, Call 03/01/36(a)(c)(e)	11.43%	03/01/2054	$10,000,000	$10,787,400
				11,601,631

Kentucky - 2.3%
County of Warren, Call 04/01/34(a)	5.25%	04/01/2054	8,000,000	8,236,156

Massachusetts - 1.0%
Massachusetts Development Finance Agency, Call 12/01/31(a)(b)(c)	5.88%	12/01/2060	2,730,000	2,519,808
Massachusetts Development Finance Agency, Call 07/01/34(a)(b)(c)	5.00%	07/01/2060	1,000,000	950,954
				3,470,762

Michigan - 0.9%
Kalamazoo Economic Development Corp., Call 02/15/33(a)(c)	6.25%	08/15/2061	380,000	385,448
Michigan Strategic Fund, Call 06/08/26(a)	6.25%	11/15/2043	2,000,000	2,001,224
Michigan Tobacco Settlement Finance Authority, Call 06/01/33(d)	0.00%	06/01/2058	28,500,000	658,327
				3,044,999

Minnesota - 2.4%
City of Apple Valley, Call 09/01/33(a)(b)	5.50%	09/01/2055	525,000	531,309
City of Coon Rapids, Call 06/15/35(a)(b)	6.50%	06/15/2065	1,500,000	1,507,819
City of Eagan, Call 02/01/32(a)(b)(c)	6.25%	02/01/2045	250,000	254,029
City of Eagan, Call 02/01/32(a)(b)(c)	6.38%	02/01/2055	615,000	611,579
City of Eagan, Call 02/01/32(a)(b)(c)	6.50%	02/01/2065	1,100,000	1,096,421
City of Minneapolis, Call 07/01/31(a)	4.00%	07/01/2051	100,000	61,256
City of Rochester, Call 09/01/28(a)	5.38%	09/01/2050	2,030,000	1,525,034
City of Shakopee Senior Housing Revenue, Call 11/01/32(a)(b)	5.75%	11/01/2055	500,000	501,135
City of Shakopee Senior Housing Revenue, Call 11/01/32(a)	5.88%	11/01/2065	500,000	504,082
Housing & Redevelopment Authority of The City of St. Paul, Call 07/01/32(a)(b)	6.13%	07/01/2065	365,000	359,250
Housing & Redevelopment Authority of The City of St. Paul, Call 09/01/32(a)(b)	5.63%	09/01/2065	500,000	490,850
Lakes Area Economic Development Authority, Call 11/01/33(a)(b)	5.88%	11/01/2062	1,000,000	990,023
				8,432,787

Missouri - 1.2%
Health & Educational Facilities Authority of the State of Missouri, Call 06/08/26(a)	5.00%	11/15/2045	275,000	275,143
Health & Educational Facilities Authority of the State of Missouri, Call 06/08/26(a)	5.00%	11/15/2048	70,000	70,009
Kansas City Industrial Development Authority, Call 01/01/35(c)	6.00%	01/01/2048	570,000	582,411
Kirkwood Industrial Development Authority, Call 05/15/27(a)	5.25%	05/15/2050	1,000,000	944,151
Missouri Development Finance Board, Call 06/08/26	5.00%	06/01/2027	20,000	20,030

Missouri Housing Development Commission, GNMA, FNMA, FHLMC, Call 05/01/33(a)	5.00%	11/01/2055	$2,500,000	$2,537,463
				4,429,207

Montana - 0.1%
City of Kalispell, Call 05/15/32(a)	6.00%	05/15/2060	250,000	253,608

New Hampshire - 0.7%
New Hampshire Business Finance Authority, Call 12/01/26(c)	5.38%	12/01/2031	1,000,000	999,276
New Hampshire Business Finance Authority, Call 04/01/33(a)(b)	5.63%	04/01/2045	500,000	525,577
New Hampshire Business Finance Authority, Call 04/01/33(a)(b)	5.75%	04/01/2055	625,000	631,759
New Hampshire Health and Education Facilities Authority, Call 06/08/26(a)(b)	5.00%	08/01/2043	200,000	200,113
				2,356,725

New York - 11.5%
Build NYC Resource Corp., Call 06/08/26(a)(b)	5.88%	07/01/2038	940,000	896,791
Dobbs Ferry Local Development Corp., Call 06/08/26(a)	5.00%	07/01/2039	645,000	645,088
Dobbs Ferry Local Development Corp., Call 06/08/26(a)	5.00%	07/01/2044	160,000	160,010
Hempstead Town Local Development Corp., Call 06/08/26(a)	5.00%	07/01/2044	2,200,000	2,200,178
Monroe County Industrial Development Corp., Call 07/01/34(a)(c)	5.00%	07/01/2059	1,000,000	877,109
New York City Housing Development Corp., HUD SECT 8, Call 05/01/32(a)	5.00%	05/01/2056	5,000,000	5,019,994
New York City Housing Development Corp., Call 05/01/33(a)	5.05%	11/01/2045	200,000	208,695
New York City Housing Development Corp., Call 05/01/33(a)	5.25%	11/01/2055	700,000	712,881
New York City Transitional Finance Authority Future Tax Secured Revenue, Call 11/01/35(a)(c)(e)	11.43%	05/01/2050	8,000,000	8,657,920
New York City Transitional Finance Authority Future Tax Secured Revenue, Call 02/01/36(a)	5.00%	02/01/2053	8,000,000	8,221,417
New York Counties Tobacco Trust II, Call 06/08/26(a)(b)	5.75%	06/01/2043	100,000	101,959
New York Counties Tobacco Trust VI, Call 06/01/26(b)	3.75%	06/01/2045	195,000	144,810
New York Transportation Development Corp., AG, Call 12/31/44(a)	0.00%	12/31/2054	300,000	197,229
New York Transportation Development Corp., Call 06/08/26(a)	5.25%	01/01/2050	1,120,000	1,120,085
New York Transportation Development Corp., Call 10/01/30(a)(b)	4.38%	10/01/2045	945,000	908,487
New York Transportation Development Corp., Call 06/30/33(a)	5.00%	06/30/2060	1,100,000	1,062,857
New York Transportation Development Corp., Call 06/30/34(a)	6.00%	06/30/2059	1,500,000	1,582,735
New York Transportation Development Corp., Call 12/31/34(a)	5.50%	12/31/2060	2,000,000	2,022,882
Ontario County Local Development Corp., Call 12/01/33(a)(c)	6.50%	12/01/2045	4,000,000	4,088,797

St. Lawrence County Industrial Development Agency, Call 06/08/26(a)	5.00%	07/01/2043	$20,000	$20,010
Suffolk Regional Off-Track Betting Corp., Call 06/01/29(a)(b)	6.00%	12/01/2053	750,000	767,028

Westchester County Local Development Corp., Call 12/01/33(a)(b)(c)	6.50%	12/01/2065	1,300,000	1,330,393
				40,947,355

North Carolina - 3.9%
City of Charlotte NC Airport Revenue, Call 07/01/33(a)(c)(e)	10.36%	07/01/2053	8,000,000	8,264,480
North Carolina Medical Care Commission, Call 09/01/31(a)	5.50%	09/01/2054	1,665,000	1,669,068
North Carolina Medical Care Commission, Call 05/01/33(a)(b)(c)	7.00%	11/01/2055	4,000,000	4,058,556

				13,992,104

Ohio - 9.0%
Buckeye Tobacco Settlement Financing Authority, Call 06/01/30	5.00%	06/01/2055	1,950,000	1,549,378
Buckeye Tobacco Settlement Financing Authority, Call 06/01/30(d)	0.00%	06/01/2057	15,000,000	1,148,438
Cleveland-Cuyahoga County Port Authority, Call 01/01/32(a)(b)(c)	5.88%	01/01/2049	500,000	499,134
Columbus-Franklin County Finance Authority, Call 01/01/31(a)(c)	6.05%	01/01/2046	1,000,000	1,016,840
Columbus-Franklin County Finance Authority, Call 07/01/31(a)(c)	6.30%	01/01/2046	1,540,000	1,540,009
Columbus-Franklin County Finance Authority, Call 07/01/31(a)(c)	6.30%	01/01/2046	1,715,000	1,715,010
Dayton-Montgomery County Port Authority, Call 01/01/31(a)(c)	6.63%	01/01/2045	1,150,000	1,216,824
Ohio Housing Finance Agency, Call 06/08/26(a)(c)	5.13%	01/01/2032	545,000	545,828
Ohio Housing Finance Agency, Call 01/01/30(a)(c)	6.00%	01/01/2045	1,000,000	1,018,916
Ohio Housing Finance Agency, Call 07/01/30(a)(c)	6.38%	01/01/2045	1,500,000	1,574,778
Ohio Housing Finance Agency, Call 01/01/31(a)(c)	6.25%	01/01/2045	1,500,000	1,564,059
Ohio Housing Finance Agency, Call 01/01/31(a)	6.30%	01/01/2045	1,500,000	1,542,598
Ohio Housing Finance Agency, Call 01/01/31(a)(c)	6.50%	01/01/2045	1,500,000	1,563,326
Ohio Housing Finance Agency, Call 01/01/31(a)(c)	6.10%	01/01/2046	1,675,000	1,709,332
Port of Greater Cincinnati Development Authority, Call 07/01/30(a)(c)	6.50%	01/01/2045	1,500,000	1,577,091
State of Ohio, AG, Call 06/08/26(a)	5.00%	12/31/2035	1,575,000	1,576,198
University of Akron, Call 06/08/26	5.00%	01/01/2028	235,000	235,364
Worthington City School District, GO, Call 12/01/32(a)	5.50%	12/01/2054	10,000,000	10,566,978
				32,160,101

Oregon - 0.0%(f)
Oregon State Facilities Authority, Call 05/29/26	5.00%	11/15/2028	20,000	20,099

Oregon State Facilities Authority, Call 05/29/26	5.00%	11/15/2029	$110,000	$110,543
				130,642

Pennsylvania - 4.0%
Allentown Commercial and Industrial Development Authority, Call 06/15/29(a)(c)	5.00%	06/15/2057	500,000	424,172
Chester Water Authority, Call 06/08/26	5.00%	12/01/2037	200,000	200,280
Crawford County Hospital Authority, Call 06/08/26(a)	6.00%	06/01/2046	425,000	425,139
Crawford County Hospital Authority, Call 06/08/26(a)(b)	6.00%	06/01/2051	500,000	500,012
Lancaster County Hospital Authority, Call 06/08/26(a)(b)	5.00%	07/01/2045	50,000	49,996
Lehigh County General Purpose Authority, Call 06/08/26(a)	0.00%	02/01/2044	2,340,853	1,523,367
Lehigh County General Purpose Authority, Call 06/08/26(a)	7.50%	02/01/2044	1,461,884	1,203,650
Lehigh County General Purpose Authority(g)	0.00%	02/01/2044	2,318,848	14,606
Pennsylvania State University, Call 09/01/35(a)(c)(e)	11.44%	09/01/2055	8,000,000	8,714,880
Philadelphia Authority for Industrial Development, Call 06/01/35(a)	6.25%	06/01/2055	1,000,000	1,055,884

				14,111,986

Puerto Rico - 0.5%
Children’s Trust Fund, Call 06/08/26(b)	5.50%	05/15/2039	220,000	223,453
Children’s Trust Fund, Call 06/08/26(b)	5.63%	05/15/2043	140,000	142,028
Children’s Trust Fund, Call 06/08/26(d)	0.00%	05/15/2050	5,000,000	1,035,130
Children’s Trust Fund, Call 06/08/26(d)	0.00%	05/15/2057	8,000,000	388,576
				1,789,187

Rhode Island - 0.1%
Rhode Island Housing & Mortgage Finance Corp., FHA 542(C), Call 04/01/33(a)	4.75%	10/01/2059	500,000	496,481

South Carolina - 0.7%
City of Goose Creek, SA, Call 10/01/30(a)(b)(c)	5.50%	10/01/2055	1,000,000	1,002,674
South Carolina Jobs-Economic Development Authority, Call 06/15/29(a)(c)	5.00%	06/15/2051	705,000	550,292
South Carolina Jobs-Economic Development Authority, Call 06/15/29(a)(c)	5.00%	06/15/2056	500,000	381,028
South Carolina Jobs-Economic Development Authority, Call 11/15/34(a)	5.75%	11/15/2054	500,000	505,089
				2,439,083

Tennessee - 0.3%
Shelby County Health Educational & Housing Facilities Board, Call 06/08/26(a)	5.00%	12/01/2034	85,000	85,002
Shelby County Health Educational & Housing Facilities Board, Call 06/08/26(a)	5.25%	12/01/2044	1,125,000	1,093,895
				1,178,897

Texas - 15.1%
Arlington Higher Education Finance Corp., PSF-GTD, Call 06/15/34(a)(b)	4.25%	06/15/2059	$850,000	$767,314
City of Anna, SA, Call 09/15/33(a)(c)	5.50%	09/15/2055	625,000	631,581
City of Anna, SA, Call 09/15/36(a)(c)	5.70%	09/15/2056	500,000	500,264
City of Eagle Pass, SA, Call 09/01/36(a)(b)(c)	7.63%	09/01/2060	1,500,000	1,469,901
City of Eagle Pass, SA, Call 09/01/36(a)(b)(c)	7.63%	09/01/2060	920,000	901,540
City of Friendswood, SA, Call 09/15/34(a)	7.00%	09/15/2054	1,500,000	1,512,817
City of Houston Hotel Occupancy Tax & Special Revenue, AG, Call 09/01/36(a)	5.50%	09/01/2058	1,000,000	1,064,980
City of Houston Hotel Occupancy Tax & Special Revenue, AG, Call 09/01/36(a)	5.50%	09/01/2058	375,000	398,291
City of Lavon, SA, Call 09/15/35(a)	5.75%	09/15/2055	875,000	879,065
City of Lockhart, SA, Call 09/01/36(a)(c)	6.13%	09/01/2056	735,000	739,552
City of Lockhart, SA, Call 09/01/36(a)(c)	7.50%	09/01/2056	1,250,000	1,256,742
City of Mesquite, SA, Call 09/01/33(a)(c)	5.63%	09/01/2055	700,000	707,950
City of Mesquite, SA, Call 09/01/35(a)(c)	5.75%	09/01/2055	650,000	650,695
City of Royse City, SA, Call 09/15/33(a)	6.00%	09/15/2055	1,000,000	1,000,251
City of Terrell, SA, Call 09/15/35(a)(b)(c)	7.00%	09/15/2055	1,000,000	1,023,713
Clifton Higher Education Finance Corp., Call 06/08/26(a)	4.40%	12/01/2047	120,000	108,315
Clifton Higher Education Finance Corp., Call 08/15/34(a)(b)	6.00%	08/15/2055	3,000,000	2,937,621
County of Medina, SA, Call 09/01/32(a)(c)	5.35%	09/01/2054	1,000,000	962,980
Eagle Mountain & Saginaw Independent School District, PSF-GTD, GO, Call 08/15/35(a)	5.00%	08/15/2055	10,000,000	10,422,192
Edinburg Local Government Finance Corp., AG, Call 06/08/26	5.00%	03/01/2027	40,000	40,050
New Hope Cultural Education Facilities Finance Corp., AG, Call 05/29/26(a)	5.00%	04/01/2046	130,000	129,997
New Hope Cultural Education Facilities Finance Corp., Call 07/01/32(a)	6.75%	07/01/2044	500,000	522,548
New Hope Cultural Education Facilities Finance Corp., Call 07/01/32(a)(b)	7.13%	07/01/2056	250,000	257,983
New Hope Cultural Education Facilities Finance Corp., Call 10/01/32(a)	6.50%	10/01/2055	1,780,000	1,832,263
New Hope Cultural Education Facilities Finance Corp., Call 10/01/32(a)	6.50%	10/01/2060	1,430,000	1,468,135
New Hope Higher Education Finance Corp., Call 03/15/35(a)	5.00%	03/15/2055	845,000	863,290
Tarrant County Cultural Education Facilities Finance Corp., Call 06/08/26(a)	4.00%	05/15/2031	45,000	44,587

Texas Transportation Finance Corp., Call 10/01/35(a)	5.25%	10/01/2055	10,000,000	10,538,687
Travis County Development Authority, SA, Call 09/01/33(a)(b)	5.63%	09/01/2055	1,970,000	1,942,324
Travis County Healthcare District, GO, Call 03/01/35(a)(c)(e)	9.59%	03/01/2055	8,000,000	8,392,880
				53,968,508

Utah - 2.7%
High Star Ranch Infrastructure Financing District, SA, Call 03/01/31(a)(c)	6.25%	12/01/2055	1,000,000	1,006,226

Mida Cormont Public Infrastructure District, GO, Call 06/01/30(a)(c)	6.25%	06/01/2055	$650,000	$683,262
Mida Cormont Public Infrastructure District, GO, Call 06/01/30(a)(c)	6.75%	06/01/2055	1,000,000	870,403
NWQ Public Infrastructure District, GO, Call 12/01/30(a)(c)	6.13%	03/01/2056	1,375,000	1,388,750
Panorama Public Infrastructure District No. 1, GO, Call 12/01/30(a)(c)	6.25%	03/01/2055	1,500,000	1,517,370
Pine View Public Infrastructure District No. 2, SA, Call 03/01/31(a)(c)	6.25%	12/01/2055	1,000,000	1,006,226
South Salt Lake Redevelopment Agency, TAR, Call 04/15/30(a)(c)	6.25%	04/15/2046	560,000	572,358
Viridian Farm Public Infrastructure District No. 1, GO, Call 03/01/30(a)(c)	5.88%	03/01/2054	1,130,000	1,146,349
Wood Ranch Public Infrastructure District, SA, Call 06/01/31(a)(c)	5.88%	12/01/2055	1,250,000	1,264,186
				9,455,130

Virginia - 0.4%
Virginia College Building Authority, Call 06/01/35(a)	6.00%	06/01/2055	1,245,000	1,301,689

Washington - 1.8%
Washington Health Care Facilities Authority, Call 05/29/26	5.00%	07/01/2029	30,000	30,020
Washington Health Care Facilities Authority, Call 05/29/26(a)	5.00%	07/01/2038	500,000	500,107
Washington Health Care Facilities Authority, Call 06/08/26(a)	5.00%	10/01/2038	750,000	750,667
Washington Health Care Facilities Authority, Call 06/08/26(a)	5.00%	10/01/2041	645,000	645,361
Washington Health Care Facilities Authority, Call 06/08/26(a)	5.00%	10/01/2042	150,000	150,039
Washington Health Care Facilities Authority, Call 06/08/26(a)	5.00%	10/01/2044	610,000	610,202
Washington State Housing Finance Commission, BAM, Call 07/01/35(a)(b)(c)	5.25%	07/01/2055	1,000,000	1,014,495
Washington State Housing Finance Commission, Call 01/01/30(a)(b)(c)	5.88%	01/01/2059	250,000	243,699
Washington State Housing Finance Commission, Call 07/01/32(a)(b)(c)	6.38%	07/01/2060	1,500,000	1,507,350
Washington State Housing Finance Commission, Call 01/01/36(a)(b)	6.25%	01/01/2056	1,000,000	1,011,602
				6,463,542

West Virginia - 0.2%
City of Huntington, TAR, Call 06/01/32(a)(b)	5.50%	06/01/2049	300,000	300,054
City of Huntington, TAR, Call 06/01/32(a)(b)	5.63%	05/01/2050	475,000	475,526
				775,580

Wisconsin - 5.0%
Public Finance Authority, Call 06/15/26(a)(c)	4.75%	06/15/2056	995,000	845,468
Public Finance Authority, Call 12/15/26(c)	5.50%	12/15/2032	169,843	169,818
Public Finance Authority, Call 12/01/27(a)(c)	5.00%	12/01/2045	250,000	234,588
Public Finance Authority, Call 09/01/28(a)(b)(c)	5.75%	09/01/2035	250,000	260,123
Public Finance Authority, Call 09/01/28(a)(b)(c)	6.25%	09/01/2046	250,000	258,003

Public Finance Authority, Call 06/15/29(a)	5.00%	06/15/2039	$485,000	$491,314
Public Finance Authority, Call 06/15/29(a)(b)(c)	6.00%	06/15/2064	1,000,000	986,316
Public Finance Authority, Call 06/15/32(a)(b)	5.25%	06/15/2065	1,000,000	903,576
Public Finance Authority, Call 06/15/33(a)(b)(c)	6.75%	06/15/2055	250,000	249,306
Public Finance Authority, Call 06/15/33(a)(c)	7.00%	06/15/2065	550,000	553,232
Public Finance Authority, Call 07/01/33(a)(b)(c)	6.38%	07/01/2061	725,000	721,168
Public Finance Authority, Call 01/01/34(b)	5.75%	07/01/2062	3,574,531	3,703,597
Public Finance Authority, Call 04/01/35(a)(c)	6.45%	04/01/2060	1,000,000	984,742
Public Finance Authority, Call 06/30/35(a)	6.50%	12/31/2065	3,000,000	3,303,645
Wisconsin Health & Educational Facilities Authority, Call 04/01/29(a)	5.13%	04/01/2057	1,300,000	1,111,460
Wisconsin Health & Educational Facilities Authority, Call 06/01/33(a)(b)	5.50%	06/01/2061	2,400,000	2,399,005
Wisconsin Health & Educational Facilities Authority, Call 07/01/34(a)	6.63%	07/01/2060	650,000	682,606
				17,857,967

TOTAL MUNICIPAL BONDS & NOTES (Cost $399,273,347)				402,409,421

TOTAL INVESTMENTS - 113.5% (Cost $399,273,347)				$402,409,421
Floating Rate Note Obligations – (16.3)%(i)				(58,215,000)
Other Assets in Excess of Liabilities - 2.8%				12,376,571
TOTAL NET ASSETS - 100.0%				$356,570,992

Percentages are stated as a percent of net assets.

AG	Assured Guaranty
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Association
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
PSF-GTD	Permanent School Fund-Guaranteed
SA	Special Assessment
TAR	Tax Allocation Receipt

(a)	Sinkable security.
(b)	Fixed coupon bond issued at a discount.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $138,998,543 or 39.0% of the Fund’s net assets.
(d)	Zero coupon bond issued at a discount.
(e)	Adjustable rate security. Rate disclosed is as of April 30, 2026.
(f)	Does not round to 0.1% or (0.1)%, as applicable.
(g)	At maturity security. Interest is paid in full at the maturity date.
(h)	All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.
(i)	Face value of Floating Rate Notes issued in TOB transactions.